Notes and Convertible Notes Payable - Schedule of Notes Payable (Details) - Note Payable [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Notes Payable [Line Items]
Face value of notes payable	$ 948,679	$ 663,119
Less: unamortized discounts	(109,027)	(27,414)
Notes payable, total	839,652	635,705
Less: long term portion	(450,000)	(508,610)
Notes payable, current portion	389,652	127,095
SBA Disaster Relief Loans [Member]
Schedule of Notes Payable [Line Items]
Face value of notes payable	450,000	450,000
1800 Diagonal Note Payable IV, April 2024 [Member]
Schedule of Notes Payable [Line Items]
Face value of notes payable		36,064
Leaf Capital Note Payable, August 2024 [Member]
Schedule of Notes Payable [Line Items]
Face value of notes payable	74,550	177,055
1800 Diagonal Note Payable VIII, July 2025 [Member]
Schedule of Notes Payable [Line Items]
Face value of notes payable	176,061
1800 Diagonal Note Payable IX, October 2025 [Member]
Schedule of Notes Payable [Line Items]
Face value of notes payable	110,252
1800 Diagonal Note Payable X, November 2025 [Member]
Schedule of Notes Payable [Line Items]
Face value of notes payable	$ 137,816